Accrued Expenses and Other Current Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following (in millions):

	March 31, 2022	December 31, 2021
Accrued professional fees	$13.7	$6.9
Accrued employee costs	4.0	2.6
Accrued parts and materials	0.1	0.9
Taxes payable	0.6	0.6
Accrued capital expenditures	0.1	0.4
Accrued marketing fees	0.1	0.3
Other current liabilities	0.8	0.6
Total	$19.4	$12.3

Accrued expenses and other current liabilities consisted of the following (in millions):

	As of December 31,
	2021	2020
Accrued professional fees	$6.9	$—
Accrued employee costs	2.6	0.2
Accrued parts and materials	0.9	—
Taxes payable	0.6	—
Accrued capital expenditures	0.4	—
Accrued marketing fees	0.3	—
Other current liabilities	0.6	0.1
Total	$12.3	$0.3